Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual)
Loans aggregate amount to any one related party	60,000 or more
Related Party Bank Deposit	$ 0.87	$ 0.71